QUARTERLY FINANCIAL INFORMATION (Details) $ / shares in Units, $ in Millions	3 Months Ended								7 Months Ended	12 Months Ended
	Jan. 30, 2016 USD ($) store $ / shares	Oct. 31, 2015 USD ($) store $ / shares	Aug. 01, 2015 USD ($) store $ / shares	May. 02, 2015 USD ($) store $ / shares	Jan. 31, 2015 USD ($) store $ / shares	Nov. 01, 2014 USD ($) store $ / shares	Aug. 02, 2014 USD ($) store $ / shares	May. 03, 2014 USD ($) store $ / shares	Jan. 30, 2016 USD ($) store	Jan. 30, 2016 USD ($) store $ / shares	Jan. 31, 2015 USD ($) store $ / shares	Feb. 01, 2014 USD ($) $ / shares
Business Acquisition [Line Items]
Selling, General and Administrative Expense										$ 3,607.0	$ 1,993.8	$ 1,819.5
Inventory Write-down									$ 73.0
Net sales	$ 5,365.3	$ 4,945.2	$ 3,011.2	$ 2,176.7	$ 2,475.6	$ 2,095.2	$ 2,031.1	$ 2,000.3		15,498.4	8,602.2	7,840.3
Gross profit	1,652.6	1,400.0	855.2	748.9	918.1	725.3	694.1	696.6		4,656.7	3,034.0	2,789.8
Operating income	469.7	223.7	123.4	232.8	383.6	219.7	205.0	231.9		1,049.7	1,040.2	970.3
Net income	$ 229.0	$ 81.9	$ (98.0)	$ 69.5	$ 206.6	$ 133.0	$ 121.5	$ 138.3		$ 282.4	$ 599.2	$ 596.7
Diluted net income per share (usd per share) | $ / shares	$ 0.97	$ 0.35	$ (0.46)	$ 0.34	$ 1.00	$ 0.64	$ 0.59	$ 0.67		$ 1.26	$ 2.90	$ 2.72
Stores open at end of quarter | store	13,851	14,038	13,864	5,454	5,367	5,282	5,166	5,080	13,851	13,851	5,367
Comparable store net sales change (in hundredths)	1.30%	1.70%	2.40%	3.10%	5.50%	5.90%	4.40%	1.90%
Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Selling, General and Administrative Expense		$ 11.8	$ 17.7	$ 10.4	$ 6.7	$ 14.3	$ 7.5
Interest Expense, Debt		$ 7.3	$ 151.5	$ 76.8	$ 32.4	$ 9.4	$ 4.6
Reduction in Earnings per Share, Diluted | $ / shares		$ 0.03	$ 0.70	$ 0.37	$ 0.16	$ 0.05	$ 0.02
Inventory Write-down			$ 60.0
AmortizationSteppedUpInventory			$ 11.1